May 4, 2011

Via EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE: Premier Variable Annuity Contract (“Registrant”) File No. 33-44670, 811-02091

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the Registrant certifies the form of Prospectus for Premier Variable Annuity Contract that would have been filed under 1933 Act Rule 497(b) or (c) would not have differed from those contained in the Registrant's most recent post-effective amendment to its registration statement on Form N-4. That post-effective amendment (#27) was filed electronically with the Securities and Exchange Commission on April 27,
2011 (Accession #0000898745-11-000234).

If you have any questions regarding this filing, please call me at 515-362-2384.

Sincerely,

/s/ Jeffrey M. Pierick
Counsel

JMP/neb